Non-current assets held for sale	12 Months Ended
Dec. 31, 2020
Non-current assets held for sale
Non-current assets held for sale

13. Non-current assets held for sale

a)   Breakdown

As of December 31, 2019 and 2020, non-current assets held for sale consist of foreclosed assets that amounted to 935 million pesos and 551 million pesos, respectively.

In 2018, 2019 and 2020, the Bank recognized a gain of 38 million pesos, a gain of 42 million pesos and a gain of 9 million pesos, respectively, under Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net) in the consolidated income statement.

For the year ended December 31, 2018, 2019 and 2020 the Bank recognized an impairment loss of 5 million pesos, 370 million pesos and 119 million pesos, respectively under Impairment losses on other assets (net) in the consolidated income statement.

b)   Changes

The changes in foreclosed assets in the consolidated balance sheet were as follows:

Foreclosed Assets

Cost:
Balances at January 1, 2019	1,277
Additions	146
Disposals	(118)
Impairment losses	(370)
Balances at December 31, 2019	935
Additions	172
Disposals	(437)
Impairment losses	(119)
Balances at December 31, 2020	551